Partners’ Capital (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Class of Stock
Schedule of Assumptions Used
With the assistance of our independent valuation specialists, we utilized a Monte Carlo simulation to calculate the grant date fair value of the awards using the following assumptions:

2012 Assumptions
Volatility	21.25% - 22.64%
Dividend yield	5.80%
Expected term in years	0.61 - 0.82
Risk-free rate	0.436% - 0.576%
Stock price (per share)	$9.92 - $9.97

Long Term Incentive Program
Class of Stock
Schedule of Nonvested Share Activity
The following is a summary of activity of the LTIP units during 2013:

	LTIP Units	Weighted Average Grant Date Fair Value
Balance as of December 31, 2012	2,900,000	$6.25
Granted	—	—
Vested	(2,380,700)	5.56
Forfeited	—	—
Balance as of June 30, 2013	519,300	$9.41

As of December 31, 2012, all of the LTIP units remained unvested. The following is a summary of activity of the LTIP units during 2012:

	LTIP Units	Weighted Average Grant Date Fair Value
Balance as of December 31, 2011	—	$—
Granted	2,900,000	6.25
Vested	—	—
Forfeited	—	—
Balance as of December 31, 2012	2,900,000	$6.25

Restricted Stock and Restricted Stock Units
Class of Stock
Schedule of Nonvested Share Activity
The following is a summary of activity of the restricted common stock during 2013:

	Restricted Common Stock/Units	Weighted Average Grant Date Fair Value
Balance as of December 31, 2012	376,500	$9.98
Granted	410,500	10.51
Vested	(62,500)	10.03
Forfeited	—	—
Balance as of June 30, 2013	724,500	$10.28

The following is a summary of activity of restricted common stock and units during 2012:

	Restricted Common Stock/Units	Weighted Average Grant Date Fair Value
Balance as of December 31, 2011	616,500	$10.00
Granted	711,500	9.98
Vested	(875,000)	9.99
Forfeited	(76,500)	10.00
Balance as of December 31, 2012	376,500	$9.98